Non-Current Assets - Intangibles	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Non-Current Assets - Intangibles
NOTE 15. NON-CURRENT ASSETS – INTANGIBLES

At June 30, 2024	Intellectual Property Assets A$	Goodwill A$	Total A$
Cost or fair value	26,094,543	109,962	26,204,505
Accumulated amortization	(17,963,568)	—	(17,963,568)

Net book amount	8,130,975	109,962	8,240,937

Fiscal Year ended June 30, 2025
Opening net book amount	8,130,975	109,962	8,240,937
Exchange differences	820,519	—	820,519
Additions	225,414	—	225,414
Amortization charge	(2,086,441)	—	(2,086,441)

Closing net book amount	7,090,467	109,962	7,200,429

At June 30, 2025
Cost or fair value	29,416,552	109,962	29,526,514
Accumulated amortization	(22,326,085)	—	(22,326,085)

Net book amount	7,090,467	109,962	7,200,429

Fiscal Year ended June 30, 2026
Opening net book amount	7,090,467	109,962	7,200,429
Exchange differences	(471,218)	—	(471,218)
Additions	—	—	—
Amortization charge	(2,145,620)	—	(2,145,620)
Impairment	(3,090,650)	—	(3,090,650)

Closing net book amount	1,382,979	109,962	1,492,941

At June 30, 2026
Cost or fair value	27,214,874	109,962	27,324,836
Accumulated amortization and impairment	(25,831,895)	—	(25,831,895)

Net book amount	1,382,979	109,962	1,492,941

Amortization methods, useful lives and impairment
The Group amortizes intangible assets with a limited useful life using the straight-line method.
The Group’s intellectual property assets comprise acquired patents related to its LAG-3 product candidates, which are amortized over their remaining legal life (13-14 years from acquisition) and will be fully amortized by the time those patents expire. Costs incurred in further developing the intellectual property subsequent to its initial acquisition, including research and development and the costs of obtaining and maintaining subsequent patents, are expensed as incurred in accordance with AASB 138 (IAS 38), as the criteria for capitalization are not met at the current stage of development. The Group maintains a broader patent portfolio, including newer patents directed to novel combination therapies with efti and a proprietary assay used in the GMP manufacture of efti. This portfolio provides protection well beyond the life of the acquired patents. Biologics, if approved, may also benefit from regulatory exclusivity independent of patent protection.
In March 2026, the Independent Data Monitoring Committee (IDMC) for the TACTI-004 Phase III study evaluating efti in patients in first-line non-small cell lung cancer recommended the discontinuation of the trial following a planned interim futility analysis conducted in accordance with the study protocol, based on a review of the available safety and efficacy data. Immutep accepted the IDMC’s recommendation and halted enrollment in the study. The Group commenced an orderly wind-down of the study, including appropriate patient follow-up and site close-out in accordance with regulatory and ethical obligations. Accordingly, the Group recognized a A$3.1 million non-cash impairment charge during the year ended June 30, 2026 on the remaining carrying value of its intellectual property intangible asset relating to the acquired patents for efti from the acquisition of Immutep S.A. (now Immutep S.A.S.) in 2014. No other indicators of impairment were identified on the remaining patents, license and goodwill held under intangible assets amounting to $1.49 million for the year ended June 30, 2026.
An impairment loss has been recognized for the remaining carrying amount of the cited patents as the discontinuation of TACTI-004 and the associated fall in share price are regarded as impairment indicators in accordance with the requirements of the applicable accounting standards and the Group’s accounting policy. Notwithstanding the impairment recognized under accounting standards, the Group has not abandoned efti in light of positive data from studies involving efti prior to TACTI-004 and continued third party interest in further studies. The Directors will continue to evaluate the appropriate potential next steps in the development of efti in light of findings from the root cause analysis, which is still in progress at the date of this report. See notes 1(h), 3(d) and 4 for the accounting policy on impairment of assets and segment information, respectively.